Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions
Related Party Transactions
19.	Related Party Transactions

Key management compensation

Key management personnel at the Company are the directors and officers of the Company. The remuneration of key management personnel during the years ended December 31, 2024 and 2023 are as follows:

In $000s	2024	2023
Director remuneration	$382	$954
Officer & key management remuneration[1]	$4,206	$3,242
Termination benefits	$—	$675
Share-based payments	$9,128	$7,504

(1)	Remuneration consists exclusively of salaries and bonuses for officers and key management. These costs are components of administrative compensation, consulting and exploration and evaluation expense categories in the consolidated statement of loss and comprehensive loss.

Share-based payment expenses to related parties recorded in exploration and evaluation expense and general and administrative expense during the years ended December 31, 2024 and 2023 are as follows:

In $000s	2024	2023
Exploration and evaluation expense	$907	$685
General and administrative expense	$8,221	$6,819

Recoveries

During the year ended December 31, 2024, the Company recovered $nil (2023 – $6,000) from a company with a common officer as a result of billing employee time used to provide services. The salary recoveries were recorded in administrative compensation expense.

Accounts payable and accrued liabilities

Included in accounts payable and accrued liabilities at December 31, 2024 is $2,106,000 (2023 – $1,004,000) which is owed to key management personnel in relation to key management compensation noted above.